Trade and Other Current Receivables (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Trade and Other Current Receivables
Trade and other current receivables	€ million 2018	€ million 2017
Due within one year
Trade receivables(a)	4,350	3,439
Prepayments and accrued income	693	452
Other receivables	1,442	1,331

	6,485	5,222

(a)

2018 includes €677 million due from KKR as a result of an arrangement following the sale of the global spreads business (excluding Southern Africa). Unilever will provide services to KKR including IT infrastructure, bookkeeping, payroll, marketing and co-packing for up to two years from completion of the disposal and KKR pays Unilever for materials sourced on its behalf. See also trade payables on page 104.

Summary of Ageing of Trade Receivables

Ageing of trade receivables	€million 2018	€ million 2017
Total trade receivables	4,538	3,599
Less impairment provision for trade receivables	(188)	(160)

	4,350	3,439

Of which:
Not overdue	3,440	2,714
Past due less than three months	747	621
Past due more than three months but less than six months	132	95
Past due more than six months but less than one year	74	59
Past due more than one year	145	110
Impairment provision for trade receivables	(188)	(160)

	4,350	3,439

Summary of Impairment Provision for Trade and Other Receivables
Impairment provision for total trade and other receivables	€million 2018	€ million 2017
1 January	184	166
Charge to income statement	65	51
Reduction/releases	(29)	(21)
Currency translations	(6)	(12)

31 December	214	184